Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total revenues	$ 1,687,785	$ 1,754,318	$ 1,579,348
Expenses
Property operating	714,991	748,522	650,594
General and administrative	47,048	45,144	44,708
Management fees	105,356	153,411	167,100
Performance participation allocation			102,348
Impairment of investments in real estate	150,392	188,804	0
Depreciation and amortization	742,220	811,788	848,943
Total expenses	1,760,007	1,947,669	1,813,693
Other (expense) income
(Loss) income from unconsolidated real estate ventures	(13,435)	(11,624)	12,189
Income from investments in real estate debt, net	95,755	123,138	99,787
Net gain on dispositions of real estate	87,108	289,818
Interest expense	(641,420)	(583,476)	(428,853)
Loss on extinguishment of debt		(93)	(313)
Other (expense) income, net	(179,994)	(299,930)	485,608
Total other (expense) income	(651,986)	(482,167)	168,418
Net loss	(724,208)	(675,518)	(65,927)
Net loss (income) attributable to non-controlling interests in consolidated joint ventures	3,228	(3,350)	(1,927)
Net loss attributable to non-controlling interests in Operating Partnership	36,097	29,165	2,146
Net loss attributable to stockholders	$ (684,883)	$ (649,703)	$ (65,708)
Net loss per share of common stock, basic	$ (1.68)	$ (1.39)	$ (0.14)
Net loss per share of common stock, diluted	$ (1.68)	$ (1.39)	$ (0.14)
Weighted Average Number of Shares Outstanding, basic	408,242,726	467,332,784	469,864,983
Weighted Average Number of Shares Outstanding, Diluted	408,242,726	467,332,784	469,864,983
Comprehensive loss:
Net loss	$ (724,208)	$ (675,518)	$ (65,927)
Other comprehensive (loss) income item:
Foreign currency translation adjustments	(35,027)	8,578	(23,777)
Other comprehensive (loss) income	(35,027)	8,578	(23,777)
Comprehensive loss	(759,235)	(666,940)	(89,704)
Rental revenue
Revenues
Total revenues	1,649,291	1,695,917	1,520,655
Other revenue
Revenues
Total revenues	$ 38,494	$ 58,401	$ 58,693